ALLOWANCE FOR CREDIT LOSSES	12 Months Ended
Dec. 31, 2021
ALLOWANCE FOR CREDIT LOSSES
ALLOWANCE FOR CREDIT LOSSES

3. ALLOWANCE FOR CREDIT LOSSES

Allowance for credit losses is comprised of allowances for accounts receivable trade, advances to suppliers and other receivables. Other receivables was included as a component of prepaid expenses and other current assets.

Accounts receivable trade, net consisted of the following:

	At December 31,	At December 31,
	2020	2021
	$	$
Accounts receivable trade, gross	449,251	698,498
Allowance for credit losses	(40,293)	(47,126)
Accounts receivable trade, net	408,958	651,372

Advances to suppliers, net consisted of the following:

	At December 31,	At December 31,
	2020	2021
	$	$
Advances to suppliers, gross	299,019	279,800
Allowance for credit losses	(19,700)	(19,682)
Advances to suppliers, net	279,319	260,118

Other receivable, net consisted of the following:

	At December 31,	At December 31,
	2020	2021
	$	$
Other receivable, gross	238,779	280,350
Allowance for credit losses	(8,802)	(9,397)
Other receivable, net	229,977	270,953

3. ALLOWANCE FOR CREDIT LOSSES (Continued)

The following table presents the change in the allowances for credit losses related to the Company’s accounts receivable trade and advances to suppliers:

		Advances to
	Accounts Receivable	Suppliers and
	Trade	Other Receivable
	$	$
Balance as of December 31, 2018	32,733	30,630
Allowances made (reversed) during the year, net	(1,386)	2,657
Accounts written-off against allowances	(309)	(1,452)
Foreign exchange effect	(1,493)	(123)
Balance as of December 31, 2019	29,545	31,712
Cumulative-effect adjustment for the adoption of ASU 2016-13	—	—
Provision for credit losses, net	9,785	1,647
Writeoffs	(639)	(5,490)
Foreign exchange effect	1,602	633
Balance as of December 31, 2020	40,293	28,502
Provision for credit losses, net	7,171	444
Writeoffs	(197)	(53)
Foreign exchange effect	(141)	186
Balance as of December 31, 2021	47,126	29,079